UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                   as of December 31, 2017 (Unaudited)

Deutsche Short Duration High Income Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 71.0%
Consumer Discretionary 24.0%
Ally Financial, Inc.:
4.125%, 3/30/2020	160,000	163,200
4.25%, 4/15/2021	220,000	225,500
Altice Luxembourg SA, 144A, 7.75%, 5/15/2022	200,000	197,000
AMC Entertainment Holdings, Inc., 5.875%, 2/15/2022	30,000	30,450
CCO Holdings LLC, 144A, 4.0%, 3/1/2023	250,000	247,500
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021	150,000	150,375
Clear Channel Worldwide Holdings, Inc., Series B, 6.5%, 11/15/2022	65,000	65,975
CSC Holdings LLC, 144A, 10.125%, 1/15/2023	200,000	225,250
DISH DBS Corp.:
6.75%, 6/1/2021	135,000	141,750
7.875%, 9/1/2019	100,000	107,000
Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023	200,000	209,380
Goodyear Tire & Rubber Co., 8.75%, 8/15/2020	5,000	5,713
HD Supply, Inc., 144A, 5.75%, 4/15/2024	10,000	10,625
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020	200,000	202,416
L Brands, Inc., 6.625%, 4/1/2021	205,000	224,475
Lennar Corp., 4.75%, 4/1/2021	268,000	278,720
Mattel, Inc.:
2.35%, 5/6/2019	150,000	148,107
4.35%, 10/1/2020	150,000	147,750
MGM Resorts International, 6.75%, 10/1/2020	230,000	248,400
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021	35,000	36,225
Penske Automotive Group, Inc., 3.75%, 8/15/2020	40,000	40,750
SFR Group SA, 144A, 6.0%, 5/15/2022	266,000	269,325
Sirius XM Radio, Inc., 144A, 3.875%, 8/1/2022	80,000	80,200
Toll Brothers Finance Corp., 4.375%, 4/15/2023	65,000	67,437
Univision Communications, Inc., 144A, 5.125%, 5/15/2023	65,000	64,837
		3,588,360
Energy 13.2%
Andeavor Logistics LP, 5.5%, 10/15/2019	120,000	124,562
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	50,000	52,125
CNX Resources Corp., 5.875%, 4/15/2022	165,000	168,506
Continental Resources, Inc., 4.5%, 4/15/2023	123,000	125,460
Energy Transfer Equity LP, 7.5%, 10/15/2020	68,000	74,800
Laredo Petroleum, Inc., 6.25%, 3/15/2023	65,000	67,295
Nabors Industries, Inc.:
4.625%, 9/15/2021	115,000	109,538
5.0%, 9/15/2020	39,000	38,903
Newfield Exploration Co., 5.75%, 1/30/2022	205,000	218,837
NGPL PipeCo LLC, 144A, 4.375%, 8/15/2022	145,000	147,447
Peabody Energy Corp., 144A, 6.0%, 3/31/2022	10,000	10,375
Precision Drilling Corp., 6.5%, 12/15/2021	40,000	40,750
Range Resources Corp., 5.0%, 8/15/2022	172,000	171,140
Southwestern Energy Co., 4.1%, 3/15/2022	185,000	182,225
Whiting Petroleum Corp., 5.0%, 3/15/2019	361,000	370,205
WPX Energy, Inc., 6.0%, 1/15/2022	71,000	74,195
		1,976,363
Financials 3.6%
CIT Group, Inc., 5.0%, 8/15/2022	385,000	408,100
CNO Financial Group, Inc., 4.5%, 5/30/2020	50,000	51,500
HIS Markit Ltd., 144A, 5.0%, 11/1/2022	65,000	70,473
Navient Corp., 6.625%, 7/26/2021	9,000	9,495
		539,568
Health Care 6.1%
HCA, Inc.:
5.875%, 3/15/2022	204,000	218,280
7.5%, 2/15/2022	194,000	218,250
Hologic, Inc., 144A, 5.25%, 7/15/2022	7,000	7,245
LifePoint Health, Inc., 5.5%, 12/1/2021	91,000	92,820
Tenet Healthcare Corp.:
4.375%, 10/1/2021	59,000	58,853
144A, 7.5%, 1/1/2022	79,000	82,950
Universal Health Services, Inc., 144A, 4.75%, 8/1/2022	55,000	56,031
Valeant Pharmaceuticals International, Inc., 144A, 5.625%, 12/1/2021	180,000	175,950
		910,379
Industrials 5.2%
ADT Corp., 6.25%, 10/15/2021	182,000	199,290
Bombardier, Inc.:
144A, 7.75%, 3/15/2020	110,000	118,250
144A, 8.75%, 12/1/2021	95,000	104,262
DAE Funding LLC, 144A, 4.5%, 8/1/2022	12,000	11,790
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021	200,000	203,500
Masonite International Corp., 144A, 5.625%, 3/15/2023	20,000	20,906
United Continental Holdings, Inc., 4.25%, 10/1/2022	115,000	115,719
		773,717
Information Technology 1.6%
NCR Corp., 5.0%, 7/15/2022	135,000	137,363
Netflix, Inc., 5.5%, 2/15/2022	105,000	110,381
		247,744
Materials 10.6%
Ardagh Packaging Finance PLC, 144A, 4.25%, 9/15/2022	465,000	473,137
Ashland LLC, 4.75%, 8/15/2022	100,000	104,000
BWAY Holding Co., 144A, 5.5%, 4/15/2024	55,000	57,200
CF Industries, Inc., 7.125%, 5/1/2020	15,000	16,355
Freeport-McMoRan, Inc., 3.55%, 3/1/2022	245,000	242,244
Graphic Packaging International, Inc., 4.75%, 4/15/2021	75,000	78,375
Greif, Inc., 7.75%, 8/1/2019	50,000	53,375
Sealed Air Corp., 144A, 4.875%, 12/1/2022	78,000	82,387
Teck Resources Ltd., 3.75%, 2/1/2023	250,000	250,625
United States Steel Corp., 7.375%, 4/1/2020	125,000	135,625
WR Grace & Co-Conn, 144A, 5.125%, 10/1/2021	91,000	95,664
		1,588,987
Real Estate 1.4%
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022	205,000	205,256
Telecommunication Services 5.3%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	167,000	168,252
Series S, 6.45%, 6/15/2021	27,000	27,270
Frontier Communications Corp.:
6.25%, 9/15/2021	44,000	31,240
7.125%, 3/15/2019	57,000	54,720
8.5%, 4/15/2020	32,000	26,560
Intelsat Jackson Holdings SA, 144A, 9.5%, 9/30/2022	50,000	57,625
Level 3 Parent LLC, 5.75%, 12/1/2022	74,000	74,300
Sprint Corp., 7.25%, 9/15/2021	273,000	289,039
T-Mobile U.S.A., Inc., 6.5%, 1/15/2024	65,000	68,900
		797,906
Total Corporate Bonds (Cost $10,672,664)		10,628,280
Loan Participations and Assignments 18.8%
Senior Loans *
Consumer Discretionary 2.7%
1011778 B.C. Unlimited Liability Co., Term Loan B3:
1-month USD LIBOR + 2.250%, 3.823%, 2/16/2024	60,869	60,917
3-month USD LIBOR + 2.250%, 3.943%, 2/16/2024	39,131	39,163
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%,4.336%, 9/27/2024	100,000	100,571
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 2.000%, 3.522%, 10/25/2023	100,000	100,606
Nielsen Finance LLC, Term Loan B4, 1-month USD LIBOR + 2.000%, 3.552%, 10/4/2023	100,000	100,563
		401,820
Consumer Staples 2.0%
Aramark Services, Inc., Term Loan B, LIBOR + 2.000%, 2.00%, 3/28/2024	100,000	100,687
Post Holdings Inc., Term Loan:
1-month USD LIBOR + 2.250%, 3.823%,, 5/24/2024	54,317	54,579
1-month USD LIBOR + 2.250%, 3.823%,, 5/24/2024	45,683	45,904
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.069%, 6/27/2023	100,000	100,696
		301,866
Energy 1.3%
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 3.501%, 2/2/2024	200,000	199,500
Financials 1.3%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, 1-month USD LIBOR + 2.250%, 3.751%, 4/3/2022	100,000	99,414
SBA Senior Finance II LLC, Term Loan B2, 1-month USD LIBOR + 2.250%, 3.82%, 6/10/2022	100,000	100,389
		199,803
Heath Care 1.4%
Quintiles IMS, Inc., Term Loan B2, 3-month USD LIBOR + 2.000%, 3.693%, 1/17/2025	100,000	100,580
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.500%, 5.06%, 4/1/2022	100,000	101,539
		202,119
Industrials 1.3%
American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 3.477%, 12/14/2023	100,000	99,994
HB Fuller Co., Term Loan B, 1-month USD LIBOR + 2.250%, 3.751%, 10/20/2024	100,000	100,424
		200,418
Information Technology 3.4%
Change Healthcare Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.319%, 3/1/2024	100,000	100,294
Dell, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.000%, 3.57%, 9/7/2023	300,000	300,205
First Data Corp., Term Loan, 1-month USD LIBOR + 2.250%, 3.802%, 4/26/2024	100,000	100,152
		500,651
Materials 2.0%
Berry Plastics Group, Inc., Term Loan M, LIBOR + 2.250%, 2.25%, 10/1/2022	100,000	100,519
Ineos U.S. Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 3.561%, 3/31/2024	100,000	100,246
Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 4.319%, 2/5/2023	100,000	100,585
		301,350
Telecommunication Services 1.4%
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 4.125%, 2/2/2024	100,000	100,088
Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 3.802%, 1/19/2024	100,000	100,449
		200,537
Utilities 2.0%
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.2%, 1/15/2024	100,000	99,977
Dynegy, Inc., Term Loan C2, 1-month USD LIBOR + 2.750%, 4.311%, 2/7/2024	100,000	100,597
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.943%, 6/30/2023	100,000	100,178
		300,752
Total Loan Participations and Assignments (Cost $2,811,375)		2,808,816
	Shares	Value ($)
Cash Equivalents 27.8%
Deutsche Central Cash Management Government Fund, 1.30% (a) (Cost $4,166,986)	4,166,986	4,166,986
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $17,651,025)	117.6	17,604,082
Other Assets and Liabilities, Net	(17.6)	(2,632,863)
Net Assets	100.0	14,971,219

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's prospectus.
* Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based a published reference rate and spread and are shown at their current rate as of December 31, 2017.
(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (b)
Corporate Bonds	$—	$10,628,280	$—	$10,628,280
Loan Participations and Assignments	—	2,808,816	—	2,808,816
Short-Term Investments	4,166,986	—	—	4,166,986
Total	$4,166,986	$13,437,096	$—	$17,604,082

There have been no transfers between fair value measurement levels during the period ended December 31, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short Duration High Income Fund, a series of Deutsche Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2018